Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 2,231	$ 2,881
Machinery And Equipment [member]
Statement [Line Items]
Depreciation charge of right-of-use assets	54	57
Farmland [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	2,037	2,645
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 1	$ 2